As filed with the Securities and Exchange Commission on September 11, 2013.

File Nos.  033-18516

811-05387

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.  _____

Post-Effective Amendment No.  68                       (X)

and/or

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940

Amendment No.  70                                            (X)

FRANKLIN STRATEGIC SERIES

(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906

(Address of Principal Executive Offices)(Zip Code)

(650) 312-2000

(Registrant’s Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-906

(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective on (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)

[ ] on (insert date)pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a) (1)

[ ] on (date) after filing pursuant to paragraph (a)(2)

[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Amendment to the registration statement of the Registrant on Form N-1A (the “Amendment”) relates only to the prospectus and statement of additional information of Franklin Global Government Bond Fund, series of the Registrant and does not otherwise delete, amend, or supersede any information contained in the Registration Statement. As stated on the Facing Page, this Amendment updates the registration statement of the above-referenced series under the Securities and Exchange Act of 1933, amended, and the Investment Company of 1940, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 10th day of September, 2013.

Franklin Strategic Series

(Registrant)

*By:  /s/ Karen L. Skidmore

 Karen L. Skidmore

 Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

EDWARD B. JAMIESON* Edward B. Jamieson	Chief Executive Officer – Investment Management
Dated: September 10, 2013

LAURA F. FERGERSON* Laura F. Fergerson	Chief Executive Officer – Finance and Administration
Dated: September 10, 2013

GASTON GARDEY* Gaston Gardey	Chief Financial Officer and Chief Accounting Officer
Dated: September 10, 2013

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: September 10, 2013

SAM GINN*	Trustee
San Ginn	Dated: September 10, 2013

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: September 10, 2013

GREGORY E. JOHNSON*	Trustee
Gregory E. Johnson	Dated: September 10, 2013

RUPERT H. JOHNSON, JR.*	Trustee
Rupert H. Johnson, Jr.	Dated: September 10, 2013

J. MICHAEL LUTTIG* J. Michael Luttig	Trustee
Date: September 10, 2013

FRANK A. OLSON*	Trustee
Frank A. Olson	Dated: September 10, 2013

LARRY D. THOMPSON*

Larry D. Thompson	Trustee Dated: September 10, 2013

JOHN B. WILSON*

Trustee
John B. Wilson	Dated: September 10, 2013

By:   /s/ Karen L. Skidmore

Karen L. Skidmore

      Attorney-in-Fact

      (Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase